IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDS

IXIS ADVISOR EQUITY FUNDS

Supplement dated June 11, 2007 to the IXIS Advisor Income and Tax Free Income Funds Statement of Additional Information – Part I , IXIS Advisor Equity Funds Statement of Additional Information – Part I and IXIS Advisor Funds Statement of Additional Information – Part II, each dated February 1, 2007, as may be revised and supplemented from time to time

Effective August 1, 2007, the name of the distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such. Also, effective August 1, 2007, the name of the adviser of the Funds (the “Adviser”) and the Advisory Administrator for the Loomis Sayles Core Plus Bond Fund and the Loomis Sayles Massachusetts Tax Free Income Fund (the “Advisory Administrator”) will change from IXIS Asset Management Advisors, L.P. to Natixis Asset Management Advisors, L.P., and all references to the Adviser and the Advisory Administrator will change as such.

Effective August 6, 2007, the name of the fund family will change from IXIS Advisor Funds to Natixis Funds. Thus, all references to IXIS Advisor Funds and www.ixisadvisorfunds.com are replaced with Natixis Funds and www.funds.natixis.com, respectively. Also, effective August 6, 2007, the names of the following Trusts will change, and all references to each respective Trust will be replaced, as shown below:

Old Trust Name	New Trust Name
IXIS Advisor Funds Trust I	Natixis Funds Trust I
IXIS Advisor Funds Trust II	Natixis Funds Trust II

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On June 1, 2007, the Board of Trustees of the IXIS Advisor Funds approved the termination of offering of Class B shares. No new accounts will be opened in Class B shares after July 30, 2007. No additional investments into Class B shares may be made after October 12, 2007, including investments by existing Class B shareholders. For Class B shares outstanding on October 12, 2007 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated contingent deferred sales charge (“CDSC”) schedules, conversion features and distribution and shareholder service plan fees, will continue in effect.

IXIS Advisor Income and Tax Free Income Funds SAI – Part I

Effective July 1, 2007, the table regarding expense limits, in the sub-section “Advisory Fees” within the section “Fund Charges & Expenses” with respect to the Loomis Sayles Core Plus Bond Fund and Loomis Sayles Limited Term Government and Agency Fund is updated as follows:

Fund	Expense Limit	Date of Undertaking
Core Plus Bond Fund		July 1, 2007
Class A	1.00%
Class B	1.75%
Class C	1.75%
Class Y	0.75%
Limited Term Government and Agency Fund		July 1, 2007
Class A	0.95%
Class B	1.70%
Class C	1.70%
Class Y	0.70%

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IXIS ADVISOR DIVERSIFIED PORTFOLIOS

IXIS ADVISOR EQUITY FUNDS

Supplement dated June 11, 2007 to the IXIS Advisor Diversified Portfolios Statement of Additional Information – Part I , IXIS Advisor Equity Funds Statement of Additional Information – Part I and IXIS Advisor Funds Statement of Additional Information – Part II, each dated May 1, 2007, as may be revised and supplemented from time to time

Effective August 1, 2007, the name of the Distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such. Also, effective August 1, 2007, the name of the adviser of the Funds (the “Adviser”) will change from IXIS Asset Management Advisors, L.P. to Natixis Asset Management Advisors, L.P., and all references to the Adviser will change as such.

Effective August 6, 2007, the name of the fund family will change from IXIS Advisor Funds to Natixis Funds. Thus, all references to IXIS Advisor Funds and www.ixisadvisorfunds.com are replaced with Natixis Funds and www.funds.natixis.com, respectively.

Effective August 6, 2007, the names of the following Trusts will change, and all references to each respective Trust will be replaced, as shown below:

Old Trust Name	New Trust Name
IXIS Advisor Funds Trust I	Natixis Funds Trust I
IXIS Advisor Funds Trust II	Natixis Funds Trust II
IXIS Advisor Funds Trust III	Natixis Funds Trust III
IXIS Advisor Funds Trust IV	Natixis Funds Trust IV

Effective August 6, 2007, the names of the following Funds will change, and all references to each respective Fund will be replaced, as shown below:

Old Fund Name	New Fund Name
IXIS Income Diversified Portfolio	Natixis Income Diversified Portfolio
IXIS Moderate Diversified Portfolio	Natixis Moderate Diversified Portfolio
IXIS U.S. Diversified Portfolio	Natixis U.S. Diversified Portfolio
IXIS Value Fund	Natixis Value Fund

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On June 1, 2007, the Board of Trustees (the “Board”) of the IXIS Advisor Funds approved the termination of offering of Class B shares. No new accounts will be opened in Class B shares after July 30, 2007. No additional investments into Class B shares may be made after October 12, 2007, including investments by existing Class B shareholders. For Class B shares outstanding on October 12, 2007 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated contingent deferred sales charge (“CDSC”) schedules, conversion features and distribution and shareholder service plan fees, will continue in effect.

IXIS Advisor Equity Fund SAI – Part I

On June 1, 2007, The Board of Trustees of IXIS Advisor Funds Trust I approved changes to the name and the investment strategy of the Westpeak Capital Growth Fund.

Effective on August 1, 2007, the Fund’s name will change to “Westpeak 130/30 Growth Fund.”

Effective on August 1, 2007, the section “Investment Restrictions” with regard to the Westpeak Capital Growth Fund is amended as follows to reflect changes in restrictions (3) and (6) and the addition of additional disclosure as set forth below:

The Fund may not:

(3)

Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions or borrowing securities in connection with short sales are not considered the purchase of a security on margin.)

(6)

Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral and pledging arrangements with respect to short sales, options, futures contracts and options on future contracts and other derivative instruments and with respect to initial and variation margin are not deemed to be a pledge of assets.)

Restriction (13) shall be interpreted based upon no-action letters and other pronouncements of the SEC or its Staff. Under current pronouncements, certain Fund positions are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.

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Effective July 1, 2007, the table regarding expense limits, in the sub-section “Advisory Fees” within the section “Fund Charges & Expenses” as well as the paragraph preceding the table with respect to the Vaughan Nelson Small Cap Value Fund is updated as follows:

IXIS Advisors (or AEW, in the case of AEW Real Estate Fund) has given a binding undertaking (for all classes for the Funds in the table below) to reduce its advisory fee, and if necessary, to bear certain expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, associated with the Funds, to the extent necessary to limit the Funds’ expenses to the annual rates indicated below. The undertakings will be binding on IXIS Advisors (or AEW, in the case of AEW Real Estate Fund) for a period of one year from the date shown (with the exception of the Vaughan Nelson Small Cap Value Fund, which will be binding for the period July 1, 2007 to April 30, 2008), and is reevaluated on an annual basis. IXIS Advisors (or AEW in the case of the AEW Real Estate Fund) will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent a Fund’s expenses in later periods fall below the annual rate set forth in the relevant undertaking. A Fund will not be obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

Fund	Expense Limit	Date of Undertaking
Vaughan Nelson Small Cap Value Fund		July 1, 2007
Class A	1.45%
Class B	2.20%
Class C	2.20%
Class Y	1.20%

Effective August 1, 2007, the table regarding expense limits, in the sub-section “Advisory Fees” within the section “Fund Charges & Expenses” as well as the paragraph preceding the table with respect to the Westpeak Capital Growth Fund (to be renamed Westpeak 130/30 Growth Fund) is updated as follows:

IXIS Advisors (or AEW, in the case of AEW Real Estate Fund) has given a binding undertaking (for all classes for the Funds in the table below with the exception of the Westpeak 130/30 Growth Fund) to reduce its advisory fee, and if necessary, to bear certain expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, associated with the Funds, to the extent necessary to limit the Funds’ expenses to the annual rates indicated below. With respect to the Westpeak 130/30 Growth Fund, IXIS Advisors has given a binding undertaking to reduce its advisory fee, and if necessary, to bear certain expenses, exclusive of acquired fund fees and expenses, brokerage expenses incurred in connection with long positions, interest expense, substitute dividend expenses on securities sold short, taxes and organizational and extraordinary expense, associated with the Fund, to the extent necessary to limit the Fund’s expenses to the annual rates indicated below. The undertakings will be binding on IXIS Advisors (or AEW, in the case of AEW Real Estate Fund) for a period of one year from the date shown (with the exception of the Westpeak 130/30 Growth Fund, which will be binding for the period August 1, 2007 to April 30, 2008), and is reevaluated on an annual basis. IXIS Advisors (or AEW in the case of the AEW Real Estate Fund) will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent a Fund’s expenses in later periods fall below the annual rate set forth in the relevant undertaking. A Fund will not be obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

Fund	Expense Limit	Date of Undertaking
Westpeak Capital Growth Fund		August 1, 2007
Class A	1.65%
Class B	2.40%
Class C	2.40%

IXIS Advisors Diversified Portfolios SAI - Part I and Part II

On June 1, 2007, the Board of IXIS Advisor Funds Trust III (the “Trust”) approved the termination of the interim subadvisory agreement among the Trust, on behalf of IXIS Moderate Diversified Portfolio (the “Portfolio”), IXIS Asset Management Advisors, L.P. (“IXIS Advisors”) and Hansberger Global Investors, Inc. (“Hansberger”). Under the terms of the advisory agreement among the Trust, on behalf of the Portfolio, and IXIS Advisors, the segment of the Portfolio previously subadvised by Hansberger (the “segment”) will be advised by IXIS Advisors. This portion of the Portfolio will be managed on a day-to-day basis by the Active Investment Advisors division of IXIS Advisors (“Active”). IXIS Advisors, through Active, will be responsible for the investment management decisions of the segment. This change will take effect at the close of business on August 3, 2007.

Accordingly, effective at the close of business on August 3, 2007, the following changes become effective:

All references to Hansberger Global Investors, Inc. in respect of the current manager of the Portfolio will be deleted. All references to “Hansberger International Value Discipline” in respect of the current manager of the Portfolio will be replaced with “Active International Discipline.”

The sub-section “Advisory Fees” within the section “Portfolio Charges and Expenses” with regard to the IXIS Moderate Diversified Portfolio is revised as follows:

Portfolio	Date of Agreement	Advisory fee payable by Portfolio to IXIS Advisors (as a % of average daily net assets of the Portfolio)
IXIS Moderate Diversified Portfolio	7/14/04 as amended 08/03/07(1)	0.70% 0.65%	of the first $1 billion of amounts in excess of $1 billion

1Prior to January 1, 2005, the advisory fee payable by IXIS Moderate Diversified Portfolio to IXIS Advisors was 0.85% of the first $1 billion of the Portfolio’s average daily net assets and 0.80% of the Portfolio’s average daily net assets in excess of $1 billion. Prior to August 3, 2007, the advisory fee payable by IXIS Moderate Diversified Portfolio to IXIS Advisors was 0.75% of the first $1 billion of the Portfolio’s average daily net assets and 0.70% of the Portfolio’s average daily net assets in excess of $1 billion.

The following replaces the text and subadvisory fee table under the heading “IXIS Moderate Diversified Portfolio”, in the sub-section “Subadvisory Fees”, within the section “Portfolio Fees and Charges:

IXIS Moderate Diversified Portfolio

Pursuant to separate subadvisory agreements, IXIS Advisors has delegated its portfolio management investment responsibilities to IXIS Moderate Diversified Portfolio to three subadvisers. The subadvisers of IXIS Moderate Diversified Portfolio are Loomis Sayles (which manages two of the five disciplines), Harris Associates and Dreman.

Under the terms of the advisory agreement among the Portfolio’s Trust, on behalf of the Portfolio, and IXIS Advisors, one of the five segments of the Portfolio (the “segment”) will be advised by IXIS Advisors. This portion of the Portfolio will be managed on a day-to-day basis by the Active Investment Advisors division of IXIS Advisors (“Active”). IXIS Advisors, through Active, will be responsible for the investment management decisions of the segment. 1

For the services described in the subadvisory agreements, the respective subadvisers receive subadvisory fees at the annual rates set forth in the following table:

Subadviser	Date of Subadvisory Agreement	Subadvisory fee payable to subadviser (as a % of average daily net assets of the Discipline)
Loomis Sayles - Core Fixed Income Discipline	7/14/04	0.30% 0.25%	of the first $250 million thereafter
Loomis Sayles - Large Cap Growth Discipline	7/14/04	0.45% 0.40%	of the first $250 million thereafter
Harris Associates - Large Cap Value Discipline	7/14/04	0.45% 0.40%	of the first $250 million thereafter
Dreman - Mid Cap Value Discipline[2]	4/03/06	0.45% 0.40%	of the first $250 million thereafter

1From March 9, 2007 to August 3, 2007, Hansberger Global Investors, Inc. (“Hansberger”) managed the International Value Discipline, now advised by IXIS Advisors, pursuant to an interim sub-advisory agreement providing for a subadvisory fee of 0.45% of the first $250 million of the discipline’s average daily net assets and 0.40% of the discipline’s average daily net assets in excess of $250 million. As required by the 1940 Act and the rules thereunder, because the shareholders of the Portfolio did not approve a contract with Hansberger during the term of the interim agreement, Hansberger received the lesser of Hansberger's costs in performing under the interim agreement and the amount set forth in the interim subadvisory agreement (plus interest). Prior to March 9, 2007, Hansberger had managed this discipline since the Portfolio's inception under an agreement approved by the Portfolio's initial shareholder at the same rate set forth in the interim sub-advisory agreement.

2Prior to April 3, 2006, Reich & Tang served as subadviser to the mid cap value discipline of IXIS Moderate Diversified Portfolio now managed by Dreman, pursuant to a subadvisory agreement providing for a subadvisory fee payable to Reich & Tang at the same rates as those currently paid by IXIS Moderate Diversified Portfolio to Dreman.

The following information amends and replaces the information for Kevin H. Maeda and Serena V. Ng in the sub-section “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information”:

The following table sets forth the dollar range* of equity securities of the Portfolios beneficially owned by Kevin H. Maeda and Serena V. Ng as of March 31, 2007. As indicated above, Mr. Maeda and Ms. Ng did not manage the IXIS Moderate Diversified Portfolio on that date.

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested
Kevin H. Maeda	IXIS Income Diversified Portfolio IXIS Moderate Diversified Portfolio	A A
Serena V. Ng	IXIS Income Diversified Portfolio IXIS Moderate Diversified Portfolio	A A

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